Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
4. FAIR VALUE MEASUREMENTS

Fair value is a market-based measurement that is determined based on assumptions (inputs) that market participants would use in pricing an asset or liability. Inputs may be observable or unobservable, and valuation techniques used to measure fair value should maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The Plan uses a hierarchical disclosure framework that ranks the quality and reliability of information used to determine fair values.

The hierarchy is associated with the level of pricing observability utilized in measuring fair value and defines three levels of inputs to the fair value measurement process—quoted prices are the most reliable valuation inputs, whereas model values that include inputs based on unobservable data are the least reliable.

The three broad levels of inputs defined by the fair value hierarchy are as follows:

Level 1    Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access at the measurement date.

Level 2    Inputs to the valuation methodology include:
•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in inactive markets;
•Inputs other than quoted prices that are observable for the asset or liability; and
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3    Unobservable inputs for the asset or liability. These unobservable inputs reflect the entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, and are developed based on the best information available in the circumstances (which might include the reporting entity’s own data).

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

In determining fair value, the Plan uses two different approaches (the market approach and the income approach) depending on the nature of the assets and liabilities. The market approach uses prices and other relevant data based on market transactions involving identical or comparable assets and liabilities. The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to a single present amount, with the measurement based on the value indicated by current market expectations about those future amounts.
Following is a description of the valuation methodologies and approaches used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Common equity and exchange traded funds: Valued at the closing price reported on the active market on which the individual securities are traded. (Market approach)

Corporate bonds included within self-directed brokerage accounts: Valued using pricing models maximizing the use of observable inputs for similar securities. This includes basing value on yields currently available on comparable securities of issuers with similar credit ratings. (Income approach)

Registered investment companies (mutual funds): Valued at the daily closing price as reported by the mutual fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded. (Market approach)

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Total
	(In thousands)
Kinder Morgan, Inc. Common Stock	$85,539	$—	$85,539
Registered investment companies (mutual funds)	147,768	—	147,768
Self-directed brokerage accounts	105,054	3,113	108,167
Total assets in the fair value hierarchy	$338,361	$3,113	341,474
Investments measured at NAV(a)			2,653,160
Investments at fair value			$2,994,634

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Total
	(In thousands)
Kinder Morgan, Inc. Common Stock	$94,902	$—	$94,902
Registered investment companies (mutual funds)	139,325	—	139,325
Self-directed brokerage accounts	89,987	3,707	93,694
Total assets in the fair value hierarchy	$324,214	$3,707	327,921
Investments measured at NAV(a)			2,350,245
Investments at fair value			$2,678,166
(a)In accordance with the FASB’s Accounting Standards Codification Subtopic 820-10, certain investments that were measured using NAV as a practical expedient per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

Fair Value of Investments in Entities that Use NAV
The fair value of common collective trusts based on NAV as a practical expedient as of December 31, 2025 and 2024 were $2,653,160,000 and $2,350,245,000, respectively. The common collective trusts held in the Plan (1) have no unfunded commitments, (2) redemption frequencies are daily, and (3) redemption periods range from 0 to 15 days.